Marketable Securities (Tables)	12 Months Ended
Feb. 28, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	February 28, 2013		February 29, 2012
	Cost	Fair value	Cost	Fair value
	$	$	$	$

401,500 (29 February 2012 – 401,500) common shares of Teryl Resources Corp.	106,861	24,090	106,861	28,104